Hedging Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Hedging Derivative Financial Instruments

21.HEDGING DERIVATIVE FINANCIAL INSTRUMENTS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Hedging derivative financial liabilities
Cash flow hedge - forward exchange contracts	$1	$1

Chunghwa’s hedge strategy is to enter forward exchange contracts - buy to avoid its foreign currency exposure to certain foreign currency denominated equipment payments in the following six months.  In addition, Chunghwa’s management considers the market condition to determine the hedge ratio, and enters into forward exchange contracts with the banks to avoid the foreign currency risk.

Chunghwa signed equipment purchase contracts with suppliers, and entered into forward exchange contracts to avoid foreign currency risk exposure to Euro-denominated purchase commitments.  Those forward exchange contracts were designated as cash flow hedges.  For the years ended December 31, 2015, 2016 and 2017, gain (loss) arising from changes in fair value of the hedged items recognized in other comprehensive income was gain of $1 million, loss of $1 million and loss of $1 million, respectively.  Upon the completion of the purchase transaction, the amount deferred and recognized in equity initially will be reclassified into equipment as its carrying value.

As of December 31, 2015, 2016 and 2017, Chunghwa expected part of the equipment purchase transactions will not occur and reclassified the related loss of $1 million, gain of $1 million and gain of $2 million, respectively, arising from the forward exchange contracts of the aforementioned transactions from equity to profit or loss.

The outstanding forward exchange contracts at the balance sheet dates were as follows:

	Currency	Maturity Period	Contract Amount (Millions)
December 31, 2016
Forward exchange contracts - buy	EUR/NT$	2017.03	EUR3/NT$102
December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR4/NT$142

Loss (gain) arising from the hedging derivative financial instruments that have been reclassified from equity to initial cost of the property, plant and equipment were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Construction in progress and equipment to be accepted	$(18)	$(15)	$(2)